UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Preston H. Saunders
          Nichols & Pratt, LLP
Address:  50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-06593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name: Kimberly H. Latifi
Title: Chief Compliance Officer
Phone: 617-523-6800

Signature, Place, and Date of Signing:

Kimberly Latifi         Boston, Massachusetts    8/10/06
     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-                       Bank of America
      28-			Fiduciary Trust Co.
      28-06593                  Nichols & Pratt Advisers
      28-380                    United States Trust Company